Royalties and Royalty Options	12 Months Ended
Apr. 30, 2021
Royalties And Royalty Options
Royalties and Royalty Options

7. Royalties and Royalty Options

	Royalties	Royalty Options	Total
	($)	($)	($)
Balance, as at April 30, 2019	12,153,132	885,138	13,038,270
Additions	14,404,174	(760,138)	13,644,036
Foreign currency translation	574,051	-	574,051
Balance, as at April 30, 2020	27,131,357	125,000	27,256,357
Foreign currency translation	(1,679,249)	-	(1,679,249)
Balance, as at April 30, 2021	25,452,108	125,000	25,577,108

	April 30, 2021	April 30, 2020
	($)	($)
Diabase project	125,000	125,000
Langer Heinrich project	2,822,267	2,822,267
Anderson project	7,026,821	7,975,016
Slick Rock project	2,788,422	3,164,689
Workman Creek project	1,338,443	1,519,051
Church Rock project	718,035	814,926
Dewey-Burdock project	72,363	82,128
Lance project	72,283	82,037
Roca Honda project	151,652	172,116
Reno Creek project	276,458	313,763
Roughrider project	5,923,135	5,923,135
Michelin project	4,262,229	4,262,229
Total	25,577,108	27,256,357

The Company’s royalties and royalty options are detailed below:

Diabase Project

On January 31, 2018, the Company entered into an agreement (the “Diabase Agreement”) with Uranium Energy Corp. (“UEC”), Nuinsco Resources Limited (“Nuinsco”) and Mrs. Isabelle Clark (“Mrs. Clark”), in which UEC acquired 100% of the Diabase property located in Saskatchewan, Canada from Nuinsco. UEC is a shareholder of the Company and has the ability to exercise significant influence over the Company.

Pursuant to the Diabase Agreement, the Company was granted an exclusive right to acquire 100% of the royalty held by Mrs. Clark in respect of the Diabase property (the “Diabase Option”). The Diabase Option, being an option to purchase a 3% gross revenues royalty on a portion of the Diabase property, may be exercised by the Company in its sole and absolute discretion by paying to Mrs. Clark:

(i) $125,000 at closing of the transaction (paid on February 7, 2018); and

(ii) $1,750,000 on or before the date that is four years after the closing of the transaction.

Anderson, Slick Rock and Workman Creek Projects

On August 20, 2018, the Company entered into a royalty purchase agreement with UEC in connection with the purchase of a one percent (1%) net smelter return royalty for uranium on UEC’s Anderson project, Slick Rock project, and Workman Creek project. Pursuant to the royalty purchase agreement, the wholly owned subsidiary of the Company purchased the royalties by issuing 12,000,000 common shares of the Company (the “Consideration Shares”) to UEC.

The Consideration Shares are subject to escrow provisions pursuant to the escrow agreements (Note 9.3) and contractual hold periods as set out in the royalty purchase agreement. As at April 30, 2021, 4,000,000 common shares are subject to a contractual hold period until June 11, 2021.

Langer Heinrich Project

On November 23, 2018, the Company entered into an agreement (the “Langer Heinrich Agreement”) with Mega Uranium Ltd., a shareholder of the Company, and Mega Royalty Holdings Pty Ltd Acn 166 287 261 (collectively referred to as “Mega”), in which Mega granted an option (the “Langer Heinrich Option”) to the Company to purchase a production royalty of Australian $0.12 per kilogram of yellow cake produced from the Langer Heinrich uranium project in Namibia. The Company issued 750,000 common shares (the “Option Shares”) to Mega in payment of the Langer Heinrich Option.

The Option Shares are subject to escrow provisions pursuant to the escrow agreements (Note 9.3) and contractual hold periods as set out in the Langer Heinrich Agreement. As at April 30, 2021, 250,000 common shares remain subject to a contractual hold period until June 11, 2021.

During the year ended April 30, 2020, the Company exercised the Langer Heinrich Option by issuing 1,354,167 special warrants (the “Option SW”) to Mega. On October 28, 2019, the Company issued 1,354,167 common shares as a result of the exercise of the Option SW. The common shares are subject to escrow provisions pursuant to the escrow agreements (Note 9.3).

Church Rock, Dewey-Burdock, Lance and Roca Honda Projects

On August 30, 2019, upon completion of an asset purchase agreement with Westwater Resources Inc. (“Westwater”) the Company acquired a 4% net smelter return royalty on the Church Rock property, a 30% net proceeds royalty on a portion of the Dewey-Burdock property, a 4% gross revenues royalty on a portion of the Lance property, a 4% gross revenues royalty on a portion of the Roca Honda property and a convertible promissory note (the “Laramide Promissory Note”) issued by Laramide Resources Ltd. to Westwater. The Laramide Promissory Note was fully settled on January 16, 2020.

Reno Creek Project

On December 10, 2019, the Company acquired a 0.5% net profit interest royalty on a portion of the Reno Creek property from a group of third parties. The Reno Creek property is wholly owned by UEC.

Roughrider Project

On December 10, 2019, the Company acquired a 1.97% net smelter return royalty for total consideration of $5.9 million, of which 50% was paid in cash and 50% was satisfied by the issuance of units of the Company (the “Units”), with each unit comprised of one common share and one Listed Warrant of the Company, at a price of $1.50 per Unit. The Company made a cash payment of $2,955,150 and issued 1,969,964 Units for $2,954,946. As at April 30, 2021, the Units which are subject to contractual hold periods will expire as follows:

a) 492,491 common shares and 492,491 Listed Warrants on June 11, 2021, and

b) 492,491 common shares and 492,491 Listed Warrants on December 11, 2021.

Michelin Project

On December 10, 2019, the Company acquired a 2% gross revenues royalty on the Michelin property for total consideration of $4.3 million from Altius Minerals Corporation and Altius Royalty Corp. (collectively referred to as “Altius”). The purchase consideration was satisfied by the issuance of Units of the Company at a price of $1.50 per Unit. The Company issued 2,833,332 Units for $4,249,998. As at April 30, 2021, the Units which are subject to contractual hold periods will expire as follows:

a) 708,333 common shares and 708,333 Listed Warrants on June 11, 2021, and

b) 708,333 common shares and 708,333 Listed Warrants on December 11, 2021.